Property and Equipment, Net - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 29, 2015	Dec. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 106,755	$ 89,383	$ 65,602
Less: Accumulated depreciation and amortization	(31,641)	(23,715)	(15,526)
Property and equipment, net	75,114	65,668	50,076
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,786	44,779	32,572
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25,660	22,125	15,872
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,609	14,945	11,365
Buildings under deemed landlord financing [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,548	2,548	2,548
Smallwares [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	967	831	580
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	926	686	445
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,259	$ 3,469	$ 2,220